Average Annual Total Returns - ClearBridge Large Cap Value Fund	Mar. 01, 2021
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.80%	[1]
5 Years	9.74%	[1]
10 Years	10.50%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%	[2]
5 Years	15.22%	[2]
10 Years	13.88%	[2]
Class A
Average Annual Return:
1 Year	(0.38%)
5 Years	8.40%
10 Years	9.97%
Class C
Average Annual Return:
1 Year	3.93%
5 Years	8.87%
10 Years	9.79%
Class I
Average Annual Return:
1 Year	5.96%
5 Years	10.00%
10 Years	10.96%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	3.97%
5 Years	8.60%
10 Years	9.84%
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.83%
5 Years	7.77%
10 Years	8.78%
Class R
Average Annual Return:
1 Year	5.29%
5 Years	9.26%
10 Years		[3]
Since Inception	7.86%
Inception Date	Dec. 19, 2013
Class IS
Average Annual Return:
1 Year	6.06%
5 Years	10.07%
10 Years		[3]
Since Inception	9.29%
Inception Date	Oct. 16, 2013
Class A2
Average Annual Return:
1 Year	(0.54%)
5 Years	8.24%
10 Years		[3]
Since Inception	8.16%
Inception Date	Aug. 16, 2013
Class 1
Average Annual Return:
1 Year	5.90%
5 Years	9.92%
10 Years		[3]
Since Inception	9.42%
Inception Date	Aug. 16, 2013

[1]

For Class A2, Class R, Class IS and Class 1 shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the Russell 1000 Value Index was 9.25%, 8.47%, 8.96% and 9.25%, respectively.

[2]

For Class A2, Class R, Class IS and Class 1 shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the S&P 500 Index was 14.01%, 13.19%, 13.69% and 14.01%, respectively.

[3]	N/A